Non Current Liabilities - Convertible Note - Summary of Convertible Note (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	$ 6,645,832
Convertible note at fair value at end of reporting period	7,642,707	$ 6,645,832
Convertible Note at Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	6,645,832	5,778,984
Net change in fair value	996,875	866,848
Convertible note at fair value at end of reporting period	$ 7,642,707	$ 6,645,832